Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expenses	The Components of lease expenses were as follows:
	For the Years Ended December 31,
	2023	2022	2021
Finance Lease Cost:
Amortiztion of right-of-use assets	$73,422	$10,744	$115,954
Interest on lease liabilities	10,036	28,549	20,207
Total finance lease cost	$83,458	$39,293	$136,161

Schedule of Supplemental Cash Flow Information related to Leases	Supplemental cash flows information related to leases was as follows:
	For the Years Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$10,036	$28,549	$20,207
Financing cash flows from finance leases	$307,637	$581,549	$770,242

Right-of-use assets obtained in exchange for lease obligations:
Finance leases	$-	$151,048	$1,355,557

Schedule of Supplemental Balance Sheet Information related to Leases	Supplemental balance sheet information related to leases was as follows:
	As of December 31,
	2023	2022
Finance lease right-of-use assets	$681,845	$1,299,217

Finance lease liabilities, current	$45,300	$315,780
Finance lease liabilities, non-current	-	46,623
Total	$45,300	$362,403

Weighted-average remaining lease term (years)	0.46	1.14
Weighted-average discount rate	5.84%	5.44%

Schedule of Maturity of our Finance Lease Liabilities	The following table summarizes the maturity of our finance lease liabilities as of December 31, 2023:
2024	$45,300
Total	$45,300